UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):                [ ] is a restatement.
                                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Promethean Asset Management, LLC
Address:           750 Lexington Avenue, 22nd Floor
                   New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Stephen Miller
Title:             Chief Financial Officer
Phone:             212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller           New York, NY                  02/14/06
------------------           ------------                  --------
     [Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

Issuer                         Class             CUSIP        Value   SH/PRN AMT  SH/  PUT/  Inv    Other  SOLE    SHARED   NONE
                                                             (x$1000)             PRN  CALL  Discr   Mgr

3COM CORP                      COM               885535104    2,407      668,500  SH         DEFINED  1    668,500
4 KIDS ENTMT INC               COM               350865101    1,177       75,000  SH         DEFINED  1     75,000
A D C TELECOMMUNICATIONS       NOTE  1.000% 6/1  000886AD3    1,997    2,000,000  PRN        DEFINED  1                    2,000,000
ADAPTEC INC                    NOTE  0.750%12/2  00651FAG3    2,638    3,076,000  PRN        DEFINED  1                    3,076,000
AEROPOSTALE                    COM               007865108      526       20,000  SH         DEFINED  1     20,000
ANADIGICS INC                  NOTE  5.000%11/1  032515AB4    1,950    2,000,000  PRN        DEFINED  1                    2,000,000
ANHEUSER BUSCH COS INC         COM               035229103    1,074       25,000  SH         DEFINED  1     25,000
APPLIED MATLS INC              PUT               038222105    1,247       69,500       PUT   DEFINED  1     69,500
BEA SYS INC                    COM               073325102    1,833      195,000  SH         DEFINED  1    195,000
BORLAND SOFTWARE CORP          COM               099849101      882      135,000  SH         DEFINED  1    135,000
BOWATER INC                    PUT               102183100    3,748      122,000       PUT   DEFINED  1    122,000
BROCADE COMMUNICATIONS SYS I   COM               111621108    1,435      352,700  SH         DEFINED  1    352,700
CAPITAL ONE FINL CORP          PUT               14040H105    3,499       40,500       PUT   DEFINED  1     40,500
CARNIVAL CORP                  PUT               143658300    4,010       75,000       PUT   DEFINED  1     75,000
CARNIVAL CORP                  PAIRED CTF        143658300    4,010       75,000  SH         DEFINED  1     75,000
CASTLE ENERGY CORP             COM PAR$0.50N     148449309      681       27,900  SH         DEFINED  1     27,900
CASUAL MALE RETAIL GRP INC     NOTE  5.000% 1/0  148711AB0    2,539    3,000,000  PRN        DEFINED  1                    3,000,000
CENTURY ALUM CO                NOTE  1.750% 8/0  156431AE8    4,573    4,500,000  PRN        DEFINED  1                    4,500,000
CIENA CORP                     NOTE  3.750% 2/0  171779AA9    3,700    4,000,000  PRN        DEFINED  1                    4,000,000
COMMSCOPE INC                  SDCV  1.000% 3/1  203372AD9    3,094    3,000,000  PRN        DEFINED  1                    3,000,000
CONNETICS CORP                 NOTE  2.250% 5/3  208192AB0    1,843    2,000,000  PRN        DEFINED  1                    2,000,000
CURAGEN CORP                   SDCV  6.000% 2/0  23126RAC5   10,189   10,450,000  PRN        DEFINED  1                   10,450,000
CURAGEN CORP                   NOTE  4.000% 2/1  23126RAE1    1,005    1,583,000  PRN        DEFINED  1                    1,583,000
DELL INC                       PUT               24702R101    2,471       82,500       PUT   DEFINED  1     82,500
DST SYS INC DEL                DBCV  3.625% 8/1  233326AD9    2,580    2,000,000  PRN        DEFINED  1                    2,000,000
E TRADE FINANCIAL CORP         NOTE 6.000% 2/0   269246AB0    3,633    3,597,000  PRN        DEFINED  1                    3,597,000
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0  293904AB4    8,799    9,777,000  PRN        DEFINED  1                    9,777,000
FLIR SYS INC                   COM               302445101      205        9,200  SH         DEFINED  1      9,200
FLIR SYS INC                   NOTE  3.000% 6/0  302445AB7    1,170    1,000,000  PRN        DEFINED  1                    1,000,000
FREEPORT-MCMORAN COPPER & GO   NOTE  7.000% 2/1  35671DAK1   14,520    8,000,000  PRN        DEFINED  1                    8,000,000
GALAXY ENERGY CORP             COM               36318B106      504      441,791  SH         DEFINED  1    441,791
GENERAL MTRS CORP              PUT               370442105    5,826      300,000       PUT   DEFINED  1    300,000
GLOBESPAN INC                  NOTE  5.250% 5/1  379571AB8    2,925    3,000,000  PRN        DEFINED  1                    3,000,000
INCYTE CORP                    NOTE  5.500% 2/0  45337CAC6    6,856    6,925,000  PRN        DEFINED  1                    6,925,000
INTEL CORP                     PUT               458140100    1,647       66,000       PUT   DEFINED  1     66,000
JDS UNIPHASE CORP              NOTE        11/1  46612JAB7    5,025    6,000,000  PRN        DEFINED  1                    6,000,000
LEVEL 3 COMMUNICATIONS INC     PUT               52729N100      144       50,000       PUT   DEFINED  1     50,000
LEXMARK INTL NEW               CL A              529771107      897       20,000  SH         DEFINED  1     20,000
LIBERTY MEDIA CORP NEW         COM SER A         530718105      921      117,000  SH         DEFINED  1    117,000
LYONDELL CHEMICAL CO           PUT               552078107    2,501      105,000       PUT   DEFINED  1    105,000
MAXIM INTEGRATED PRODS INC     PUT               57772K101    1,957       54,000       PUT   DEFINED  1     54,000
MAXXAM INC                     COM               577913106      393       11,200  SH         DEFINED  1     11,200
MCDONALDS CORP                 COM               580135101      910       27,000  SH         DEFINED  1     27,000
MERIDIAN RESOURCE CORP         COM               58977Q109    1,063      253,000  SH         DEFINED  1    253,000
NASDAQ 100 TR                  CALL              631100104  137,401    3,400,000       CALL  DEFINED  1  3,400,000
NEWMONT MINING CORP            CALL              651639106    2,670       50,000       CALL  DEFINED  1     50,000
NEWMONT MINING CORP            COM               651639106       80        1,500  SH         DEFINED  1      1,500
NOKIA CORP                     SPONSORED ADR     654902204      824       45,000  SH         DEFINED  1     45,000
PHOTRONICS INC                 NOTE  2.250% 4/1  719405AE2    2,220    2,000,000  PRN        DEFINED  1                    2,000,000
PIONEER NAT RES CO             COM               723787107      769       15,000  SH         DEFINED  1     15,000

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PIXELWORKS INC                 SDCV  1.750% 5/1  72581MAB3    2,475    3,750,000  PRN        DEFINED  1                    3,750,000
PMI GROUP INC                  PUT               69344M101    1,129       27,500       PUT   DEFINED  1     27,500
POWERWAVE TECHNOLOGIES INC     NOTE  1.250% 7/1  739363AB5    3,814    3,000,000  PRN        DEFINED  1                    3,000,000
QUALCOMM INC                   PUT               747525103    3,489       81,000       PUT   DEFINED  1     81,000
QUANTA SVCS INC                SDCV  4.500%10/0  74762EAC6    3,928    3,000,000  PRN        DEFINED  1                    3,000,000
RADIAN GROUP INC               PUT               750236101    1,611       27,500       PUT   DEFINED  1     27,500
RAMBUS INC DEL                 NOTE         2/0  750917AB2    2,169    2,500,000  PRN        DEFINED  1                    2,500,000
REALNETWORKS INC               NOTE         7/0  75605LAB0    2,444    2,500,000  PRN        DEFINED  1                    2,500,000
RED HAT INC                    DBCV  0.500% 1/1  756577AB8    4,078    3,500,000  PRN        DEFINED  1                    3,500,000
RESEARCH IN MOTION LTD         PUT               760975102    3,168       48,000       PUT   DEFINED  1     48,000
SANMINA SCI CORP               COM               800907107       85       20,000  SH         DEFINED  1     20,000
SIEBEL SYS INC                 COM               826170102    1,214      114,900  SH         DEFINED  1    114,900
SUNTERRA CORP                  NOTE  3.750% 3/2  86787DAC3    7,606    7,150,000  PRN        DEFINED  1                    7,150,000
TEKELEC                        NOTE  2.250% 6/1  879101AE3      984    1,000,000  PRN        DEFINED  1                    1,000,000
TEXAS INSTRS INC               PUT               882508104    1,171       36,500       PUT   DEFINED  1     36,500
TYCO INTL LTD NEW              COM               902124106    1,154       40,000  SH         DEFINED  1     40,000
WAL MART STORES INC            COM               931142103    1,030       22,000  SH         DEFINED  1     22,000

                               67                           310,515


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                         67
Form 13F Information Table Value Total:                         $310,515
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number     Name

      01           28-10099        Promethean Investment Group, LLC

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